		             UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   Mar  31, 2011
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
                                                 ----

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Hikari Tsushin, Inc
             -------------------------------------------------
Address:         Hikari Center BLDG., 6F
	     -------------------------------------------------
	        1-16-15, Minami Ikebukuro, Toshima-ku
             -------------------------------------------------
                 Tokyo, 171-0022 JAPAN
             -------------------------------------------------


13F File Number:  28-12648
                  ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:              Naoko Yada
             -------------------------------------------------
Title:             Manager, Corporate Research
             -------------------------------------------------
Phone:            +81 (3) 5951-7463
             -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Naoko  Yada                   Tokyo, Japan            April  28, 2011
-----------------------            ----------            ----------------
 [Signature]                     [City, Country]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           None
                                                  --------------------------

Form 13F Information Table Entry Total:                       24
                                                  --------------------------

Form 13F Information Table Value Total:                    $ 316,505
                                                   -------------------------
                                                          (thousands)

                           FORM 13F INFORMATION TABLE



 COLUMN 1                  COLUMN 2       COLUMN 3     COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7  COLUMN 8
--------------------------------------------------------------------------------------------------------------------------

                                                        VALUE     SHRS OR  SH/PUT   INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------------------------------------------------------------------------------------------------
3M CO.                         COMMON     88579Y 10 1       542    5,800               SOLE               5,800
--------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES            COMMON     002824 10 0     7,044  143,600               SOLE             143,600
--------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO.           COMMON     025816 10 9       429    9,500               SOLE               9,500
--------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSING,INC. COMMON     053015 10 3     1,514   29,500               SOLE              29,500
--------------------------------------------------------------------------------------------------------------------------
BECTON DICKINSON & CO.         COMMON     075887 10 9     9,817  123,300               SOLE             123,300
--------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY,INC.        COMMON     084670 10 8   116,529      930               SOLE                 930
--------------------------------------------------------------------------------------------------------------------------
COCA COLA                      COMMON     191216 10 0    32,844  495,080               SOLE             495,080
--------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                 COMMON     20825C 10 4     8,769  109,800               SOLE             109,800
--------------------------------------------------------------------------------------------------------------------------
COSTCO WHOLESALES              COMMON     22160K 10 5       110    1,500               SOLE               1,500
--------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON              COMMON     478160 10 4    30,664  517,540               SOLE             517,540
--------------------------------------------------------------------------------------------------------------------------
KRAFT FOODS                    COMMON     50075N 10 4    18,428  587,618               SOLE             587,618
--------------------------------------------------------------------------------------------------------------------------
MEDTRONIC, INC.                COMMON     585055 10 6     7,842  199,300               SOLE             587,618
--------------------------------------------------------------------------------------------------------------------------
MICROSOFT                      COMMON     594918 10 4     1,544   60,800               SOLE              60,800
--------------------------------------------------------------------------------------------------------------------------
NALCO HOLDING CO.              COMMON     62985Q 10 1       696   25,500               SOLE              25,500
--------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE               COMMON     742718 10 9    14,711  238,820               SOLE             238,820
--------------------------------------------------------------------------------------------------------------------------
REPUBLIC SERVICES INC.         COMMON     760759 10 0     1,247   41,500               SOLE              41,500
--------------------------------------------------------------------------------------------------------------------------
SANOFI-AVENTIS SA              COMMON     80105N 10 5    12,563  356,700               SOLE             356,700
--------------------------------------------------------------------------------------------------------------------------
ST. JUDE MEDICAL INC.          COMMON     790849 10 3     5,141  100,300               SOLE             100,300
--------------------------------------------------------------------------------------------------------------------------
STRYKER CORP.                  COMMON     863667 10 1     6,785  111,600               SOLE             111,600
--------------------------------------------------------------------------------------------------------------------------
U.S.BANCORP                    COMMON     902973 30 4       740   28,000               SOLE              28,000
--------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CORP       COMMON     913017 10 9       406    4,800               SOLE               4,800
--------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC            COMMON     931142 10 3    13,367  256,800               SOLE             256,800
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO                    COMMON     949746 10 1    24,656  777,560               SOLE             777,560
--------------------------------------------------------------------------------------------------------------------------
WESCO FINANCIAL                COMMON     950817 10 6       117      300               SOLE                 300
--------------------------------------------------------------------------------------------------------------------------

                                                TOTAL:  316,505
